Leases	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Leases

11 Leases

The Group uses the optional exemption to not recognize a right of use asset and lease liability for short term (less than 12 months) and low value leases. The average discount rate used for measuring lease liabilities was 5.08% for the nine-month period ended September 30, 2024 (5.85% at December 31, 2023).

11.1 Right of use asset

Changes in the right of use asset:

	Balance at January 1, 2024	Additions (1)	Terminated contracts	Amortization	Exchange rate variation	Balance at September 30, 2024
Growing facilities	805,370	64,590	(25,761)	(119,279)	(44,794)	680,126
Buildings	532,104	161,995	(14,929)	(67,582)	(11,490)	600,098
Land vehicles	223,720	36,458	(2,417)	(54,947)	1,065	203,879
Machinery and equipment	90,101	63,805	(4,313)	(34,949)	(3,356)	111,288
Operating plants	19,695	(59)	(4,035)	(3,373)	(1,678)	10,550
Land	19,186	663	(14)	(1,953)	(582)	17,300
Computer equipment	15,534	—	(158)	(6,415)	(1,464)	7,497
	1,705,710	327,452	(51,627)	(288,498)	(62,299)	1,630,738

	Balance at January 1, 2023	Acquired in business combination	Additions (1)	Terminated contracts	Amortization	Exchange rate variation	Balance at September 30, 2023
Growing facilities	823,989	(10,552)	149,059	(10,971)	(124,080)	15,792	843,237
Buildings	426,996	—	158,701	(5,866)	(61,739)	9,387	527,479
Land vehicles	201,655	—	78,132	(634)	(53,782)	(3,412)	221,959
Machinery and equipment	104,890	—	25,209	(1,098)	(38,250)	1,027	91,778
Operating plants	18,706	—	5,335	(138)	(4,742)	719	19,880
Land	19,641	—	1,408	(24)	(1,928)	344	19,441
Computer equipment	9,216	—	(33)	4	(3,331)	391	6,247
	1,605,093	(10,552)	417,811	(18,727)	(287,852)	24,248	1,730,021

(1)	The additions for each line are presented net of PIS and COFINS.

11.2 Lease liabilities

	September 30, 2024	December 31, 2023
Undiscounted lease payments	2,166,602	2,262,433
Present value adjustment	(394,975)	(421,206)
	1,771,627	1,841,227
Breakdown:
Current liabilities	346,205	352,627
Non-current liabilities	1,425,422	1,488,600
	1,771,627	1,841,227

Changes in the lease liability:

	Balance at January 1, 2024	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at September 30, 2024
Lease liability	1,841,227	330,988	74,935	(352,079)	(56,013)	(67,431)	1,771,627

	Balance at January 1, 2023	Business combination adjustment	Additions	Interest accrual	Payments	Terminated contracts	Exchange rate variation	Balance at September 30, 2023
Lease liability	1,721,833	(10,401)	421,921	73,463	(354,947)	(7,456)	12,317	1,856,730

The non-current portion of the lease liability schedule is as follows:

September 30, 2024
2025	247,975
2026	244,732
2027	187,683
2028	153,795
2029	130,380
Maturities after 2029	766,269
Total Future Minimum Lease Payments	1,730,834
Less: Imputed Interest	(305,412)
Present Value of Lease Liabilities	1,425,422